3. Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
3. Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans at December 31 was as follows:

	2012	2011

Commercial & industrial	$49,283,948	$39,514,607
Commercial real estate	139,807,517	132,269,368
Residential real estate - 1st lien	171,114,515	159,535,958
Residential real estate – Jr lien	47,029,023	45,886,967
Consumer	10,642,151	11,465,139
	417,877,154	388,672,039
Deduct (add):
Allowance for loan losses	4,312,080	3,886,502
Deferred net loan costs	(169,501)	(7,251)
Loans held-for-sale	1,501,706	2,285,567
	5,644,285	6,164,818
Net Loans	$412,232,869	$382,507,221

The following is an age analysis of past due loans (including non-accrual) by class:

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2012	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$782,937	$377,145	$1,160,082	$48,123,866	$49,283,948	$596,777	$0
Commercial real estate	785,890	888,179	1,674,069	138,133,448	139,807,517	1,892,195	53,937
Residential real estate - 1st lien	4,654,077	844,803	5,498,880	164,113,929	169,612,809	1,928,097	281,845
Residential real estate - Jr lien	379,363	57,128	436,491	46,592,532	47,029,023	338,383	41,434
Consumer	132,624	844	133,468	10,508,683	10,642,151	0	844
Total	$6,734,891	$2,168,099	$8,902,990	$407,472,458	$416,375,448	$4,755,452	$378,060

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2011	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$655,168	$265,668	$920,836	$38,593,771	$39,514,607	$1,066,945	$59,618
Commercial real estate	2,266,412	1,288,616	3,555,028	128,714,340	132,269,368	3,714,146	98,554
Residential real estate - 1st lien	5,614,513	2,517,282	8,131,795	149,118,596	157,250,391	2,703,920	969,078
Residential real estate - Jr lien	431,885	2,754,129	3,186,014	42,700,953	45,886,967	464,308	111,061
Consumer	152,151	1,498	153,649	11,311,490	11,465,139	0	1,498
Total	$9,120,129	$6,827,193	$15,947,322	$370,439,150	$386,386,472	$7,949,319	$1,239,809

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment.

For the year ended December 31, 2012
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502
Charge-offs	(159,309)	(57,923)	(246,237)	(135,622)	(96,491)	0	(695,582)
Recoveries	29,769	51,863	5,538	1,538	32,452	0	121,160
Provision	215,607	156,561	225,782	134,956	77,959	189,135	1,000,000
Ending balance	$428,381	$1,536,440	$1,563,576	$332,556	$138,699	$312,428	$4,312,080

Allowance for loan losses
Evaluated for impairment
Individually	$0	$0	$134,800	$39,200	$0	$0	$174,000
Collectively	428,381	1,536,440	1,428,776	293,356	138,699	312,428	4,138,080
Total	$428,381	$1,536,440	$1,563,576	$332,556	$138,699	$312,428	$4,312,080

Loans evaluated for impairment
Individually	$435,165	$1,762,615	$1,641,960	$309,606	$0		$4,149,346
Collectively	48,848,783	138,044,902	167,970,849	46,719,417	10,642,151		412,226,102
Total	$49,283,948	$139,807,517	$169,612,809	$47,029,023	$10,642,151		$416,375,448

For the year ended December 31, 2011
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$302,421	$1,391,898	$1,830,816	$0	$151,948	$50,852	$3,727,935
Charge-offs	(22,050)	(197,367)	(521,608)	(96,961)	(103,687)	0	(941,673)
Recoveries	13,225	8,479	42,593	20	35,923	0	100,240
Provision	48,718	182,929	226,692	428,625	40,595	72,441	1,000,000
Ending balance	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Allowance for loan losses
Evaluated for impairment
Individually	$70,600	$57,500	$283,200	$47,200	$0	$0	$458,500
Collectively	271,714	1,328,439	1,295,293	284,484	124,779	123,293	3,428,002
Total	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Loans evaluated for impairment
Individually	$1,000,120	$3,669,260	$2,366,326	$434,664	$0		$7,470,370
Collectively	38,514,487	128,600,108	154,884,065	45,452,303	11,465,139		378,916,102
Total	$39,514,607	$132,269,368	$157,250,391	$45,886,967	$11,465,139		$386,386,472

Impaired loans by segment were as follows:

For the year ended December 31, 2012
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$435,165	$473,664	$0	$536,973
Commercial real estate	1,762,615	2,123,371	0	2,019,449
Residential real estate - 1st lien	1,024,598	1,250,224	0	893,629
Residential real estate - Jr lien	15,694	76,680	0	34,602

With an allowance recorded
Commercial & industrial	0	0	0	232,743
Commercial real estate	0	0	0	920,842
Residential real estate - 1st lien	617,362	669,288	134,800	892,339
Residential real estate - Jr lien	293,912	319,020	39,200	295,372

Total
Commercial & industrial	$435,165	$473,664	$0	$769,716
Commercial real estate	$1,762,615	$2,123,371	$0	$2,940,291
Residential real estate - 1st lien	$1,641,960	$1,919,512	$134,800	$1,785,968
Residential real estate - Jr lien	$309,606	$395,700	$39,200	$329,974

Total	$4,149,346	$4,912,247	$174,000	$5,825,949

For the year ended December 31, 2011
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$380,624	$391,800	$0	$332,523
Commercial real estate	2,041,101	2,246,905	0	960,407
Residential real estate - 1st lien	1,000,819	1,191,437	0	1,210,137
Residential real estate - Jr lien	125,786	185,142	0	25,157

With an allowance recorded
Commercial & industrial	619,496	637,729	70,600	237,724
Commercial real estate	1,628,159	1,653,646	57,500	1,128,795
Residential real estate - 1st lien	1,365,507	1,869,338	283,200	1,629,151
Residential real estate - Jr lien	308,878	321,475	47,200	61,776

Total
Commercial & industrial	$1,000,120	$1,029,529	$70,600	$570,247
Commercial real estate	$3,669,260	$3,900,551	$57,500	$2,089,202
Residential real estate - 1st lien	$2,366,326	$3,060,775	$283,200	$2,839,288
Residential real estate - Jr lien	$434,664	$506,617	$47,200	$86,933

Total	$7,470,370	$8,497,472	$458,500	$5,585,670

Interest income recognized on impaired loans is immaterial for all periods presented.

Interest accrued but not collected for loans that are placed on non-accrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The Company is not contractually committed to lend additional funds to debtors with impaired, non-accrual or restructured loans.

Credit Quality Grouping

In developing the allowance for loan losses, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms. Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include both performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention. Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency. These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans, and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history. Assessment of expected future payment performance requires consideration of numerous factors. While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management. Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions. There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received. The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by class were as follows:

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2012	&Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$47,689,238	$131,643,756	$167,876,199	$46,162,420	$10,632,404	$404,004,017
Group B	593,838	4,139,367	404,752	318,248	0	5,456,205
Group C	1,000,872	4,024,394	2,833,564	548,355	9,747	8,416,932
Total	$49,283,948	$139,807,517	$171,114,515	$47,029,023	$10,642,151	$417,877,154

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2011	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$36,971,880	$119,410,381	$153,954,604	$44,943,200	$11,459,371	$366,739,436
Group B	530,523	4,037,860	98,603	322,022	0	4,989,008
Group C	2,012,204	8,821,127	5,482,751	621,745	5,768	16,943,595
Total	$39,514,607	$132,269,368	$159,535,958	$45,886,967	$11,465,139	$388,672,039

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

•	Reduced accrued interest;
•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments; or
•	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR. However, pursuant to regulatory guidance, any delay longer than three months is generally not considered insignificant. The assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower. The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms. However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

TDRs by segment for the year ended December 31, 2012 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	2	$1,030,645	$997,645
Residential real estate - 1st lien	3	197,127	192,478
Total	5	$1,227,772	$1,190,123

TDRs by segment for the year ended December 31, 2011 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	10	$985,666	$985,666
Commercial real estate	6	1,202,546	1,202,546
Residential real estate - 1st lien	4	299,505	299,505
Residential real estate - Jr lien	2	71,928	71,928
Total	22	$2,559,645	$2,559,645

There were no TDRs for which there was a payment default under the restructured terms during the twelve month period ended December 31, 2012. The TDRs for which there was a payment default during the year ended December 31, 2011 were as follows:

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	8	$741,090
Commercial real estate	1	401,002
Residential real estate - 1st lien	2	178,492
Residential real estate - Jr lien	1	34,687
Total	12	$1,355,271

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the allowance for loan losses. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method. At December 31, 2012 and 2011, the allowance related to TDRs was approximately $23,000 and $203,000, respectively.

At December 31, 2012, the Company did not have any commitments to lend additional funds to borrowers with loans classified as TDRs.